Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
Schedule of variable interest entities
	December 31, 2016	December 31, 2015

Current assets	$3,658,364	$2,179,580
Non-current assets	-	-
Total assets	3,658,364	2,179,580

Third-party liabilities	(821,246)	(498,614)
Intercompany payables*	(2,565,506)	(1,412,380)
Total liabilities	(3,386,752)	(1,910,994)
Net assets	$271,612	$268,586

*Payables to Taizhou Fuling and Great Plastics are eliminated upon consolidation.

	For the years ended
	December 31, 2016	December 31, 2015

Revenue	$7,928,478	$7,691,012
Net income (loss)	$39	$(183,074)

	For the years ended
	December 31, 2016	December 31, 2015

Net cash (used in) provided by operating activities	$(1,006,413)	$1,013,823
Net cash provided by (used in) financing activities*	$1,153,126	$(997,707)
Net increase in cash and cash equivalents	$146,713	$16,116

* Intercompany financing activities are eliminated upon consolidation.

Schedule of estimated useful lives for property, plant and equipment
Items	Useful life
Property and buildings	10–20 years
Leasehold improvement	Lesser of useful life and lease term
Machinery equipment	3–10 years
Transportation vehicles	4–10 years
Office equipment and furniture	3–5 years

Schedule of estimated useful lives for intangible assets
Items	Useful life
Land use rights	50 years
Trademark	10 years
Patents	7-10 years

Schedule of foreign currency translations
	December 31, 2016	December 31, 2015

Period-end spot rate	US $1=RMB 6.94477	US $1=RMB 6.4917

Average rate	US $1=RMB 6.64410	US $1=RMB 6.2288